Statutory Prospectus Supplement dated December 9, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Japan Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Yasuhiro Shimbayashi	Portfolio Manager	2006
Tomomitsu Yanaba	Portfolio Manager	2006”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
“Investment management decisions for the Fund are made by the investment management team at Invesco Japan. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Yasuhiro Shimbayashi, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco Japan and/or its affiliates since 2004.

•	Tomomitsu Yanaba, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco Japan and/or its affiliates since 2004.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statutory Prospectus Supplement dated December 9, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Japan Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Yasuhiro Shimbayashi	Portfolio Manager	2006
Tomomitsu Yanaba	Portfolio Manager	2006”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Japan Fund” in the prospectus:
“Investment management decisions for the Fund are made by the investment management team at Invesco Japan.
•	Yasuhiro Shimbayashi, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco Japan and/or its affiliates since 2004.

•	Tomomitsu Yanaba, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco Japan and/or its affiliates since 2004.”

Statement of Additional Information Supplement dated December 9, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco Global Health Care Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
Effective December 09, 2010, Tomoyuki Shioya is no longer a portfolio manager for Invesco Japan Fund and all references to Mr. Shioya in Appendix H are deleted.